Marketable Securities	12 Months Ended
Dec. 31, 2023
Marketable Securities
Marketable Securities

6. Marketable Securities

	December 31,
	2023	2022
Balance, begin of year	$855	$1,300

Fair value of marketable securities received from options on mineral property interests	1,192	356
Proceeds from sale of marketable securities	(159)	(325)
Change in fair value of marketable securities	(364)	(425)
Foreign currency translation adjustment	10	(51)
Balance, end of year	$1,534	$855